Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Composition:

	As of	As of
	December 31,	December 31,
	2025	2024
Cost
Systems and equipment	1,991	2,016
Computers and software	463	440
Office furniture and equipment	137	135
Leasehold improvements	212	212
	2,803	2,803

Less - accumulated depreciation
Systems and equipment	1,126	920
Computers and software	429	410
Office furniture and equipment	79	68
Leasehold improvements	176	153
	1,810	1,551
Property and Equipment, Net	993	1,252

Depreciation and amortization expenses for the years ended December 31, 2025, 2024 and 2023 were $295, $332 and $323, respectively.